Jan. 06, 2025
Supplement to the Summary Prospectus and Statutory Prospectus, each dated October 30, 2024, as previously supplemented
Effective immediately, the following disclosure is added to each Fund’s principal investment strategy disclosures:

While swap contracts are generally considered an efficient and effective means of obtaining daily 2x exposure to the Underlying Security, the Fund may also use option contracts as part of its investment strategy. In situations where swap availability is constrained, the Fund may rely more heavily on option contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2x objective.

Defiance Daily Target 2X Long MSTR ETF | Defiance Daily Target 2X Long MSTR ETF
MSTX
Defiance Daily Target 2X Long AVGO ETF | Defiance Daily Target 2X Long AVGO ETF
AVGX
Defiance Daily Target 2X Long SMCI ETF | Defiance Daily Target 2X Long SMCI ETF
SMCX
Defiance Daily Target 2X Long LLY ETF | Defiance Daily Target 2X Long LLY ETF
LLYX
Defiance Daily Target 2X Long NVO ETF | Defiance Daily Target 2X Long NVO ETF
NVOX